CONSOLIDATED STATEMENTS OF FINANCIAL POSITIONS - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 72,950	$ 43,470
Restricted cash, current	1,692	1,593
Trade receivables	13,467	31,948
Contract assets	983	1,730
Inventories	32,546	30,689
Prepayment and other current assets	1,646	3,067
Amount due from a related party	1,584	1,585
Total Current Assets	124,868	114,082
Non-current assets:
Restricted cash, non-current	1,189	367
Right-of-use assets	8,086	3,549
Property, plant and equipment	32,055	32,040
Intangible assets	42	126
Deferred tax assets, net	2,938	2,574
Prepayment and other non-current assets	1,327	694
Total Non-Current Assets	45,637	39,350
Total Assets	170,505	153,432
Current Liabilities:
Trade and other payables	15,070	47,535
Loans and borrowings, current		6,504
Tax payable	8,200	6,669
Lease liabilities, current	1,187	741
Total Current Liabilities	24,457	61,449
Non-current Liabilities:
Employee benefits obligation	827	751
Lease liabilities, non-current	6,096	1,843
Deferred tax liabilities, net	4,217	3,684
Other payables, non-current	0	5,000
Provisions	321	351
Total Non-Current Liabilities	11,461	11,629
Total Liabilities	35,918	73,078
Equity
Share capital	4	4
Share premium	72,648	67,648
Retained earnings	58,634	13,818
Accumulated other comprehensive loss	(2,397)	(4,441)
Equity attributable to Shareholders of the Company	128,889	77,029
Non-controlling interests	5,698	3,325
Total equity	134,587	80,354
Total liabilities and equity	$ 170,505	$ 153,432